SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency translation (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Value added taxes
Value-added taxes rate	6.00%
(Loss) Earnings per share
Dilutive shares	$ 0	$ 0	$ 0
Foreign currency translation
Year-end spot rate	7.2993	7.0999
Average rate	7.1957	7.0809	6.729